091-08988-fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

[redacted]

10047621

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
ProShares Advisors LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

SSG: Dow Jones U.S. Semiconductors Index; SZK: Dow Jones U.S. Consumer Goods Index; TLL: Dow Jones U.S. Select Telecommunications Index; UCC: Dow Jones U.S. Consumer Services Index; UGE: Dow Jones U.S. Consumer Goods Index; UPW: Dow Jones U.S. Utilities Index; URE: Dow Jones U.S. Real Estate Index; USD: Dow Jones U.S. Semiconductors Index; UXI: Dow Jones U.S. Industrials Index; UYG: Dow Jones U.S. Financials Index; UYM: Dow Jones U.S. Basic Materials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 11 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SSG, SZK, TLL, UCC, UGE, UPW, URE, USD, UXI, UYG, UYM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

SSG: AMEX, ARCA, NASDAQ, NYSE; SZK: AMEX, ARCA, NASDAQ, NYSE; TLL: AMEX, ARCA, NASDAQ, NYSE; UCC: AMEX, ARCA, NASDAQ, NYSE; UGE: AMEX, ARCA, NASDAQ, NYSE; UPW: AMEX, ARCA, NASDAQ, NYSE; URE: AMEX, ARCA, NASDAQ, NYSE; USD: AMEX, ARCA, NASDAQ, NYSE; UXI: AMEX, ARCA, NASDAQ, NYSE; UYG: AMEX, ARCA, NASDAQ, NYSE; UYM: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010

091-08988 fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
ProShares Advisors LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
BIB: NASDAQ Biotechnology Index; BIS: NASDAQ Biotechnology Index; REK: Dow Jones US Real Estate Index; REW: Dow Jones U.S. Technology Sector Index; ROM: Dow Jones U.S. Technology Sector Index; RXD: Dow Jones U.S. Health Care Index; RXL: Dow Jones U.S. Health Care Index; SBM: Dow Jones US Basic Materials Index; SCC: Dow Jones U.S. Consumer Services Index; SDP: Dow Jones U.S. Utilities Index; SEF: Dow Jones U.S. Financials Index; SIJ: Dow Jones U.S. Industrials Index; SKF: Dow Jones U.S. Financials Index; SMN: Dow Jones U.S. Basic Materials Index; SRS: Dow Jones U.S. Real Estate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
BIB, BIS, REK, REW, ROM, RXD, RXL, SBM, SCC, SDP, SEF, SIJ, SKF, SMN, SRS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
BIB: AMEX, ARCA, NYSE, NASDAQ; BIS: AMEX, ARCA, NYSE, NASDAQ; REK: AMEX, ARCA, NYSE, NASDAQ; REW: AMEX, ARCA, NASDAQ, NYSE; ROM: AMEX, ARCA, NASDAQ, NYSE; RXD: AMEX, ARCA, NASDAQ, NYSE; RXL: AMEX, ARCA, NASDAQ, NYSE; SBM: AMEX, ARCA, NYSE, NASDAQ; SCC: AMEX, ARCA, NASDAQ, NYSE; SDP: AMEX, ARCA, NASDAQ, NYSE; SEF: AMEX, ARCA, NASDAQ, NYSE; SIJ: AMEX, ARCA, NASDAQ, NYSE; SKF: AMEX, ARCA, NASDAQ, NYSE; SMN: AMEX, ARCA, NASDAQ, NYSE; SRS: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010